GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying amount of goodwill

	Search and Portal	E-commerce	Classifieds	Taxi	Experiments	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2014	775	—	—	—	2,140	2,915

Goodwill acquired	454	106	5,168	—	—	5,728
Goodwill disposed	(75)	—	—	—	—	(75)
Foreign currency translation adjustment	352	—	—	—	—	352

Balance as of December 31, 2014	1,506	106	5,168	—	2,140	8,920	122.4

Goodwill acquired	50	—	—	224	—	274	3.8
Goodwill measurement period adjustment	—	—	(283)	—	—	(283)	(3.9)
Goodwill impairment	—	—	—	—	(576)	(576)	(7.9)
Foreign currency translation adjustment	246	—	—	—	—	246	3.3

Balance as of December 31, 2015	1,802	106	4,885	224	1,564	8,581	117.7

Schedule of intangible assets, net of amortization

	2014			2015
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	1,181	(66)	1,115	1,129	(172)	957	13.1
Content and software	965	(385)	580	1,115	(648)	467	6.4
Customer relationships	417	(45)	372	865	(123)	742	10.3
Workforce	232	(14)	218	300	(94)	206	2.8
Patents and licenses	269	(147)	122	237	(116)	121	1.7
Non-compete agreements	26	(8)	18	41	(23)	18	0.2

Total acquisition-related intangible assets:	3,090	(665)	2,425	3,687	(1,176)	2,511	34.5

Other intangible assets:
Technologies and licenses	3,968	(1,608)	2,360	5,574	(2,644)	2,930	40.2
Assets not yet in use	552	—	552	547	—	547	7.5

Total other intangible assets:	4,520	(1,608)	2,912	6,121	(2,644)	3,477	47.7

Total intangible assets	7,610	(2,273)	5,337	9,808	(3,820)	5,988	82.2

Schedule of estimated amortization expense for intangible assets

	Acquisition- related intangible assets	Other intangible assets	Total intangible assets
	RUB	RUB	RUB	$
For the year ending December 31, 2016	498	1,193	1,691	23.2
For the year ending December 31, 2017	443	847	1,290	17.7
For the year ending December 31, 2018	410	513	923	12.7
For the year ending December 31, 2019	235	289	524	7.2
For the year ending December 31, 2020	213	88	301	4.1
Thereafter	712	—	712	9.8

Total	2,511	2,930	5,441	74.7